Income Taxes - Schedule of Significant Components of the Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 10,842	$ 6,838
Research and development credits	359	307
Accrued expenses	119	43
Property and equipment	12	10
Stock based compensation	259
Other - net	9	3
Deferred tax assets	11,600	7,201
Valuation allowance	(11,600)	(7,201)
Net deferred tax asset and liability	$ 0	$ 0